Related Party Transactions (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Share-based payments to key management personnel	$ 5,668,415	$ 3,438,158
Salaries and wages paid to key management personnel	1,413,423	766,858
Paid for marketing services	1,019,137	592,837
Directors [Member]
Disclosure of transactions between related parties [line items]
Amount payable to directors as reimbursement expenses	11,778	22,275
Company controlled by a director [Member]
Disclosure of transactions between related parties [line items]
Amount payable to directors as reimbursement expenses	0	0
Paid for marketing services	$ 307,805	$ 275,441